Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Canada | Government of Canada
Total	$ 46,280,000			$ 46,280,000
Canada | Government of New Brunswick
Total	1,000,000	$ 810,000	$ 370,000	2,180,000
Canada | Government of Saskatchewan
Total	264,780,000	$ 59,240,000	2,720,000	326,740,000
Canada | Rural Municipality of Corman Park No. 344
Total	3,640,000			3,640,000
Canada | Rural Municipality of Rocanville No. 151
Total	6,530,000			6,530,000
Canada | Rural Municipality of Usborne No. 310
Total	4,220,000			4,220,000
Canada | Rural Municipality of Vanscoy No. 345
Total	3,990,000			3,990,000
Canada | Rural Municipality of Blucher No. 343
Total	3,720,000			3,720,000
Canada | Saskatoon Tribal Council
Total			220,000	220,000
United States of America | State of Florida
Total	2,420,000			2,420,000
United States of America | State of North Carolina
Total			$ 390,000	390,000
United States of America | Hamilton County, FL
Total	5,380,000			5,380,000
United States of America | Beaufort County
Total	$ 7,670,000			$ 7,670,000